Key Management Personnel Compensation and Related Party Disclosure (Details) - Schedule of key management personnel compensation - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Schedule Of Key Management Personnel Compensation Abstract
Short-term employee benefits	$ 1,333,992	$ 761,231		$ 638,201
Post-employment benefits	47,547	38,877		29,985
Share based payments	1,028,634	672,699	[1]	565,448	[1]
Total KMP compensation	$ 2,410,173	$ 1,472,807		$ 1,233,634

[1]	The Company notes the amounts do not agree to the Consolidated Statements of Changes in Equity for the year ended 30 June 2021. The Company notes there was a reversal of expense in the amount of $72,656 related to 88,000,000 share options issued to Cannvalate Pty Ltd due to the options being forfeited. These options had been issued during financial year ended June 30, 2020.